Fixed Assets, Net - Schedule of Asset Geographic Breakdown (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total fixed assets	$ 928	$ 2,822	$ 4,667
United States [Member]
Total fixed assets		2,760	4,526
Canada [Member]
Total fixed assets		$ 62	$ 141